Consolidated Statements of Changes in Stockholders' Equity - USD ($)		Issued capital [member]		Non-controlling interests [member]	Reserve of exchange differences on translation [member]	Other reserves [member]	Retained earnings [member]	Total	Treasury shares [member]	Employee Share Reserve [Member]
Balance at Dec. 31, 2023		$ 81,617,864		$ 5,689,475	$ (61,566)	$ (8,398,000)	$ (59,132,780)	$ 19,714,993
Balance, shares at Dec. 31, 2023		73,873,784
IfrsStatementLineItems [Line Items]
Net loss				(57,746)			(24,882,076)	(24,939,822)
Foreign currency translation adjustments					(48,747)			(48,747)
Shares issued for follow on offering		$ 6,580,300						6,580,300
Shares issued for follow on offering, shares		23,571,429
Shares issued for exercise of warrants		$ 5,990,930						5,990,930
Shares issued for exercise of warrants, shares		18,170,707
Shares issued for the failed acquisition	[1]	$ 29,327,892						29,327,892
Shares issued for the failed acquisition, shares	[1]	73,873,784
2024 Share Plan		$ 5,105,964						5,105,964
2024 Share Plan, shares		27,600,000
Reverse stock split (cancellation of shares)		$ (128,622,950)						(128,622,950)
Reverse stock split (cancellation of shares), shares		(217,089,704)
Reverse stock split (issuance of shares based on 1 for 10 ratio)		$ 128,622,950						128,622,950
Reverse stock split (issuance of shares based on 1 for 10 ratio), shares		21,708,798
2024 Share Plan (Issuance after reverse stock split)		$ 1,315,664						1,315,664
2024 Share Plan (Issuance after reverse stock split), shares		3,000,000
Share issuance for stock based compensation		$ 672,767						672,767
Share issuance for stock based compensation, shares
CEO Purchase of Shares		$ 455,000						455,000
CEO Purchase of Shares, shares		500,000
CEO Compensation		$ 3,448,946						3,448,946
CEO Compensation, shares		5,032,753
Issuance in satisfaction of Liability		$ 215,161						215,161
Issuance in satisfaction of Liability, shares		135,120
Genius Group - ATM Shares		$ 31,571,382						31,571,382
Genius Group - ATM Shares, shares		34,014,680
Balance at Dec. 31, 2024		$ 166,301,870		5,631,729	(110,313)	(8,398,000)	(84,014,856)	79,410,430
Balance, shares at Dec. 31, 2024		64,391,351
IfrsStatementLineItems [Line Items]
Net loss				(190,211)			(55,267,114)	(55,457,325)
Foreign currency translation adjustments								1,152,271
Shares issued for exercise of warrants		$ 149,565						149,565
Shares issued for exercise of warrants, shares		150,000
Share issuance for stock based compensation		$ 938,007						938,007
Share issuance for stock based compensation, shares		7,827,883
CEO Purchase of Shares		$ 336,000						336,000
CEO Purchase of Shares, shares		500,000
CEO Compensation								$ 1,191,562
CEO Compensation, shares		11,224,939	[2]					7,000,000		(1,191,562)	[2]
Genius Group - ATM Shares		$ 25,488,975						$ 25,488,975
Genius Group - ATM Shares, shares		29,987,136
Foreign currency translation adjustments					$ 1,152,271			$ 1,152,271
Acquisition of intangible assets		40,000						40,000
Acquisition of Assets of XD Acedemy, shares		$ 48,703
Shares issued for acquisition of Entrepreneur Resorts		$ 44,250,000						$ 44,250,000
Shares issued for acquisition of Entrepreneur Resorts, shares		50,000,000
Issuance of CEO Compensation plan								1,415,992
Issuance of CEO Compensation plan, shares										1,415,992
CEO compensation plan	[2]	1,191,562
Shares buyback								(4,346,764)
Shares buyback, shares		(4,290,848)							$ (4,346,764)
Acquisition of Pro Education				1,921,569				1,921,569
Balance at Dec. 31, 2025		$ 238,695,979		$ 7,363,087	$ 1,041,958	$ (8,398,000)	$ (137,963,053)	$ 96,617,637
Balance, shares at Dec. 31, 2025		159,839,164							(4,346,764)	224,430

[1]	This represents shares issued for the acquisition of FatBrain which was subsequently rescinded and are expected to be cancelled.
[2]	This represents Stock based compensation expense under CEO Compensation plan in 2025.